Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 12	$ 12
Less—Accumulated amortization	(2)	(1)
Intangible assets, net	$ 10	$ 11